UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2015

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.2%
CONSUMER DISCRETIONARY - 17.8%
Internet & Catalog Retail - 1.0%
Liberty Interactive Corp. QVC Group, Interactive Series A Shares	3,908,820	$109,329,696	*
Liberty TripAdvisor Holdings Inc.	390,882	10,936,878	*
Liberty Ventures, Series A Shares	946,598	39,283,817	*

Total Internet & Catalog Retail		159,550,391

Media - 16.8%
AMC Networks Inc., Class A Shares	3,842,299	301,966,278	*(a)
Ascent Media Corp., Class A Shares	76,760	3,095,731	*
Cablevision Systems Corp., New York Group, Class A Shares	8,772,580	215,015,936
CBS Corp., Class B Shares	784,000	48,388,480
Comcast Corp., Class A Shares	700,000	40,922,000
Comcast Corp., Special Class A Shares	11,281,880	654,349,040
DIRECTV	2,152,362	195,951,037	*
Discovery Communications Inc., Class A Shares	7,242,900	245,824,026	*
Discovery Communications Inc., Class C Shares	2,678,500	84,225,433	*
Liberty Broadband Corp., Class A Shares	1,651,682	88,331,953	*
Liberty Broadband Corp., Class C Shares	1,161,296	62,605,467	*
Liberty Global PLC, Class A Shares	697,331	40,117,452	*
Liberty Global PLC, Series C Shares	2,111,627	113,499,951	*
Liberty Media Corp., Class A Shares	1,640,394	62,851,696	*
Liberty Media Corp., Class C Shares	2,940,788	111,632,312	*
Madison Square Garden Inc., Class A Shares	2,272,183	194,112,594	*
Starz	1,178,501	49,449,902	*
Viacom Inc., Class B Shares	784,000	52,433,920
World Wrestling Entertainment Inc., Class A Shares	993,600	14,208,480

Total Media		2,578,981,688

TOTAL CONSUMER DISCRETIONARY		2,738,532,079

ENERGY - 11.6%
Energy Equipment & Services - 5.1%
Core Laboratories NV	3,029,870	355,949,128	(a)
Frank’s International NV	130,300	2,582,546
National-Oilwell Varco Inc.	3,178,171	156,334,231
Weatherford International PLC	20,000,150	276,402,073	*

Total Energy Equipment & Services		791,267,978

Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	9,089,395	759,964,316
Newfield Exploration Co.	6,200,000	234,422,000	*

Total Oil, Gas & Consumable Fuels		994,386,316

TOTAL ENERGY		1,785,654,294

FINANCIALS - 1.1%
Capital Markets - 0.3%
Cohen & Steers Inc.	1,343,500	50,381,250

Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	3,962,230	51,944,835
New York Community Bancorp Inc.	3,714,810	65,900,730

Total Thrifts & Mortgage Finance		117,845,565

TOTAL FINANCIALS		168,226,815

HEALTH CARE - 33.5%
Biotechnology - 17.1%
Aduro Biotech Inc.	127,980	4,323,164	*
Alkermes PLC	1,052,000	64,277,200	*
Amgen Inc.	4,855,620	758,739,181
Biogen Inc.	3,292,304	1,307,011,765	*
ImmunoGen Inc.	860,750	7,729,535	*

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Isis Pharmaceuticals Inc.	2,631,000	$177,118,920	*
ProQR Therapeutics NV	294,300	5,368,032	*
Spark Therapeutics Inc.	149,464	11,006,529	*
Vertex Pharmaceuticals Inc.	2,348,240	301,255,710	*

Total Biotechnology		2,636,830,036

Health Care Equipment & Supplies - 1.3%
Medtronic PLC	2,390,430	182,437,618
Wright Medical Group Inc.	360,535	9,878,659	*

Total Health Care Equipment & Supplies		192,316,277

Health Care Providers & Services - 6.7%
UnitedHealth Group Inc.	8,504,060	1,022,273,053

Pharmaceuticals - 8.4%
Actavis PLC	2,747,989	843,110,505	*
Agios Pharmaceuticals Inc.	203,800	24,867,676	*
Mallinckrodt PLC	312,556	40,457,248	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	20,744,717
Valeant Pharmaceuticals International Inc.	1,536,988	366,986,625	*

Total Pharmaceuticals		1,296,166,771

TOTAL HEALTH CARE		5,147,586,137

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.2%
Engility Holdings Inc.	256,057	7,149,111
L-3 Communications Holdings Inc.	1,521,345	179,229,655

Total Aerospace & Defense		186,378,766

Commercial Services & Supplies - 3.0%
ADT Corp.	5,392,865	196,731,715
Tyco International PLC	6,335,730	255,710,063

Total Commercial Services & Supplies		452,441,778

Construction & Engineering - 1.4%
Fluor Corp.	3,792,730	213,227,281

Machinery - 0.3%
Pentair PLC	812,382	52,016,819

Trading Companies & Distributors - 0.1%
NOW Inc.	557,042	12,878,811	*

TOTAL INDUSTRIALS		916,943,455

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.2%
ARRIS Group Inc.	1,123,743	37,094,756	*

Electronic Equipment, Instruments & Components - 1.5%
Dolby Laboratories Inc., Class A Shares	849,100	33,242,265
TE Connectivity Ltd.	2,957,670	204,079,230

Total Electronic Equipment, Instruments & Components		237,321,495

Internet Software & Services - 1.4%
Facebook Inc., Class A Shares	2,650,603	209,901,252	*

Semiconductors & Semiconductor Equipment - 4.8%
Broadcom Corp., Class A Shares	8,497,440	483,079,464
Cree Inc.	5,307,990	160,725,937	*
Intel Corp.	2,799,460	96,469,392

Total Semiconductors & Semiconductor Equipment		740,274,793

Software - 3.5%
Autodesk Inc.	3,265,180	176,809,497	*
Citrix Systems Inc.	3,184,630	207,032,796	*
Nuance Communications Inc.	8,913,180	150,365,347	*

Total Software		534,207,640

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.2%
SanDisk Corp.		7,991,250	$546,441,675
Seagate Technology PLC		9,970,050	554,733,582

Total Technology Hardware, Storage & Peripherals			1,101,175,257

TOTAL INFORMATION TECHNOLOGY			2,859,975,193

MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Inc.		10,933,400	214,841,310
Nucor Corp.		798,500	37,769,050

TOTAL MATERIALS			252,610,360

TOTAL COMMON STOCKS (Cost - $6,268,311,933)			13,869,528,333

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group Inc., CVR (Cost - $3,631,500)		1,452,600	6,173,550	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,271,943,433)			13,875,701,883

	RATE	SHARES
SHORT-TERM INVESTMENTS - 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,488,866,068)	0.097%	1,488,866,068	1,488,866,068

TOTAL INVESTMENTS - 99.9% (Cost - $7,760,809,501#)			15,364,567,951
Other Assets in Excess of Liabilities - 0.1%			20,612,171

TOTAL NET ASSETS - 100.0%			$15,385,180,122

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2015, the total market value of Affiliated Companies was $657,915,406, and the cost was $364,228,608 (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$13,869,528,333	—	—	$13,869,528,333
Rights	6,173,550	—	—	6,173,550

Total long-term investments	$13,875,701,883	—	—	$13,875,701,883

Short-term investments†	1,488,866,068	—	—	1,488,866,068

Total investments	$15,364,567,951	—	—	$15,364,567,951

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,685,461,190
Gross unrealized depreciation	(81,702,740)

Net unrealized appreciation	$7,603,758,450

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended May 31, 2015:

	Affiliate Value at 8/31/14		Purchased		Sold		Dividend Income	Affiliate Value at 5/31/15	Realized Gain/Loss
Company			Cost	Shares	Cost	Shares
AMC Networks Inc. Class A Shares	—	*	$57,936,751	922,322	—	—	—	$301,966,278	—
Core Laboratories NV	—	*	186,739,993	1,475,000	—	—	$3,421,498	355,949,128	—

	—		$244,676,744		—	—	$3,421,498	$657,915,406	—

*	This security was not an affiliated company as of August 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2015